Vehicles and Equipment on Operating Leases (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Vehicles and Equipment on Operating Lease

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Vehicles	¥2,536,595	¥2,999,294	$31,890
Equipment	87,848	104,351	1,110
Less - Deferred income and other	(49,090)	(65,634)	(698)

	2,575,353	3,038,011	32,302
Less - Accumulated depreciation	(667,406)	(749,238)	(7,966)
Less - Allowance for credit losses	(8,135)	(8,020)	(86)

Vehicles and equipment on operating leases, net	¥1,899,812	¥2,280,753	$24,250

Vehicles and Office Equipment
Future Minimum Rentals from Vehicles and Equipment on Operating Leases

Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥460,685	$4,898
2015	302,690	3,218
2016	140,865	1,498
2017	38,042	405
2018	11,164	119
Thereafter	4,126	44

Total minimum future rentals	¥957,572	$10,182

Building Land And Equipment Operating Leases
Future Minimum Rentals from Vehicles and Equipment on Operating Leases

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2013 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥11,299	$120
2015	9,398	100
2016	7,988	85
2017	6,347	67
2018	5,354	57
Thereafter	21,491	229

Total minimum future rentals	¥61,877	$658